6. Derivative Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair value of derivative liabilities issued	$ 314,551	$ 455,786
Debt Conversion, Original Debt, Amount	135,000	147,500
Loss on change in derivative liability	(2,645,222)	(188,261)
Total liabilities measures at fair value	3,320,943	361,170
Convertible Debt
Loss on change in derivative liability	$ 175,602